Annual Fund Operating Expenses - AMERICAN FUNDS FUNDAMENTAL INVESTORS	Feb. 28, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.58%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.33%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.38%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.86%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.64%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.58%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.65%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.70%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.38%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.28%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.37%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.33%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.36%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.36%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.92%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.62%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.33%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.28%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.07%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.42%